BHR INSTITUTIONAL FUNDS

                              ARK MIDCAP VALUE FUND
                          ARK CONCENTRATED GROWTH FUND
                            ARK LARGE CAP GROWTH FUND

                        SUPPLEMENT DATED OCTOBER 22, 2007
            TO THE PROSPECTUS DATED OCTOBER 31, 2006, AS SUPPLEMENTED


         Effective immediately, Joel C. Kurth no longer serves as a research analyst to the Funds. As a result, information for Mr. Kurth in the Prospectus is deleted.

         Effective immediately, Tedd A. Rosinsky serves as portfolio manager to the Ark Large Cap Growth Fund and the Ark Concentrated Growth Fund. Accordingly, the information under the heading "Large Cap Growth and Concentrated Growth Team" on page 15 of the Prospectus is revised and restated as follows:

LARGE CAP GROWTH AND CONCENTRATED GROWTH TEAM

Nancy A. Peretz - Senior Portfolio Manager
Managing Director, Ark Asset Management Co., Inc.; 2001-Present
Senior Manager, Ark Asset Management Co., Inc.; 2000-2001
Vice President, Institutional Sales, Chase H&Q; 1995-2000
Associate, SCF Partners; 1994-1995
Senior Financial Analyst, Jones Lang Wootton Realty Advisors; 1990-1991 Financial Analyst, Goldman, Sachs & Co.; 1988-1990
M.B.A., Harvard Business School; 1994
B.A., Princeton University; 1988

Tedd A. Rosinsky, CFA - Portfolio Manager
Managing Director, Ark Asset Management Co., Inc.; 2004-Present
Portfolio Manager, Omega Advisors; 2000-2002, 2003
Portfolio Manager, First New York Securities; 2002
Assistant Portfolio Manager, Madison Investment Advisors; 1996-2000 Financial Analyst, Allen-Bradley; 1990-1993
MS., University of Wisconsin; 1996
B.B.A., University of Wisconsin; 1990
Applied Security Analysis Program; 1994-1995
Member of New York Society of Security Analysts and CFA Institute

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

                             BHR INSTITUTIONAL FUNDS

                              ARK MIDCAP VALUE FUND
                          ARK CONCENTRATED GROWTH FUND
                            ARK LARGE CAP GROWTH FUND

                        SUPPLEMENT DATED OCTOBER 22, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                       DATED OCTOBER 31, 2006 (THE "SAI")


         Effective immediately, Stephen Jay Mermelstein no longer controls Ark Asset Management Co., Inc., the sub-adviser of the Ark Midcap Value Fund, the Ark Concentrated Growth Fund and the Ark Large Cap Growth Fund. As a result, information for Mr. Mermelstein in the SAI is deleted.

         Effective immediately, Tedd A. Rosinsky serves as portfolio manager to the Ark Concentrated Growth Fund and the Ark Large Cap Growth Fund. Accordingly, the information under the heading "Portfolio Managers - Other Accounts Managed by the Portfolio Managers" for the Ark Concentrated Growth Fund and the Ark Large Cap Growth Fund on page 15 of the SAI is revised and restated as follows:


PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

THE FOLLOWING INFORMATION IS AS OF SEPTEMBER 30, 2007:

ARK CONCENTRATED GROWTH FUND
Nancy Peretz, Senior Portfolio Manager, Tedd A. Rosinsky, Portfolio Manager

---------------------------------------------------------------------------------------------------------------
                                                               Number of Accounts      Total Assets Managed
                          Number of                               Managed with        with Performance-Based
                       Accounts Managed     Total Assets        Performance-Based         Advisory Fees
   Type of Accounts                           Managed             Advisory Fees
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Registered Investment         1             $0.6million                 0                       $0
Companies
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Other Pooled                  2            $46.7 million                0                       $0
Investment Vehicles
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Other Accounts                7           $1,019.8 million              0                       $0

---------------------------------------------------------------------------------------------------------------

ARK LARGE CAP GROWTH FUND
Nancy Peretz, Senior Portfolio Manager, Tedd A. Rosinsky, Portfolio Manager

---------------------------------------------------------------------------------------------------------------
                                                               Number of Accounts      Total Assets Managed
                          Number of                               Managed with        with Performance-Based
                       Accounts Managed     Total Assets        Performance-Based         Advisory Fees
   Type of Accounts                           Managed             Advisory Fees
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Registered Investment         2            $54.0 million                0                       $0
Companies
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Other Pooled                  4            $108.4 million               0                       $0
Investment Vehicles
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Other Accounts                44          $4,025.5 million              0                       $0

---------------------------------------------------------------------------------------------------------------


The portfolio managers did not beneficially own any securities of the Funds as of the date hereof.